SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Property, Plant and Equipment [Line Items]
Accounts receivable	$ 56,235	$ 62,914
Allowance for credit losses	0	0
Deferred revenue	11,005	10,012
Deferred revenue	5,979
Deferred offering costs	$ 3,225,464	$ 449,576
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Property, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Property, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Evo Air Manufacturing (M) Sdn Bhd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	67.50%
Evo Air Marketing Sdn Bhd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	100.00%
WKL EcoEarth Indochina Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	55.00%
WKL Guanzhe Green Technology Guangzhou Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	62.50%